Summary of Significant Accounting Policies - Restricted Cash and Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted cash	$ 106,625	$ 102,727	$ 72,174
Restricted investments	$ 74,358	68,099	59,014
Restricted Settlement of Insurance Claims [Member]
Restricted cash		88,360	52,906
Restricted Landfill Closure and Post-Closure Obligations [Member]
Restricted cash		6,890	12,609
Restricted investments		57,469	56,289
Restricted Other Financial Assurance Requirements [Member]
Restricted cash		7,477	6,659
Restricted investments		$ 10,630	$ 2,725